Financial instruments and risk management (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of net borrowings interest rate profile	The interest rate profile of the group's net borrowings is as follows:

	2024		2023
	$ million	%	re-presented $ million	%
Fixed rate	16,174	77	15,071	77
Floating rate(1)	4,384	21	4,064	21
Impact of financial derivatives and fair value adjustments	(145)	(1)	(117)	(1)
Lease liabilities	604	3	564	3
Net borrowings	21,017	100	19,582	100
(1) The floating rate portion of net borrowings includes cash and cash equivalents, collaterals, floating rate loans and bonds and bank overdrafts.
Schedule of average monthly net borrowings and effective interest rate	The table below sets out the average monthly net borrowings and effective interest rate:

Average monthly net borrowings			Effective interest rate
2024 $ million	2023 re-presented $ million	2022 re-presented $ million	2024%	2023%	2022%
21,034	18,362	16,883	4.3	3.9	2.7
(i) For this calculation, net interest charge excludes fair value adjustments to derivative financial instruments and average monthly net borrowings include the impact of interest rate swaps that are no longer in a hedge relationship but exclude the market value adjustment for cross currency interest rate swaps.
Schedule of fluctuations in interest and exchange rates to vary from hypothetical amounts	The sensitivity analysis estimates the impact of changes in interest and foreign exchange rates. All hedges are expected to be highly effective for this analysis and it considers the impact of all financial instruments including financial derivatives, cash and cash equivalents, borrowings and other financial assets and liabilities. The results of the sensitivity analysis should not be considered as projections of likely future events, gains or losses as actual results in the future may differ materially due to developments in the global financial markets which may cause fluctuations in interest and exchange rates to vary from the hypothetical amounts disclosed in the table below.
Comparative figures to currency risk sensitivity are not disclosed in fiscal 24. Due to the functional currency change of the parent company that is applied prospectively from 1 July 2023 (see note 1), it would not be practicable to compare the re-presented results of the data prior to the functional currency change with the results of the sensitivity analysis for fiscal 24.

	Impact on income statement gain/(loss)		Impact on consolidated comprehensive income gain/(loss)(1) (2)
	2024	2023 re- presented	2024	2023 re- presented
	$ million	$ million	$ million	$ million
0.5% decrease in interest rates	22	19	43	43
0.5% increase in interest rates	(22)	(19)	(42)	(41)
10% weakening of US dollar	(39)	—	(974)	—
10% strengthening of US dollar	33	—	813	—
(1) The impact on foreign currency borrowings and derivatives in net investment hedges is largely offset by the foreign exchange difference arising on the translation of net investments.
(2) The impact on the consolidated statement of comprehensive income includes the impact on the income statement.
(3) In the year ended 30 June 2023, the impact of a 10% strengthening or weakening in sterling was £36 million gain and £45 million loss on the consolidated income statement and £1,093 million gain and £1,336 million loss on the other comprehensive income.

Disclosure of derivative financial instruments [text block]

	Gross amount $ million	Right of asset offset $ million	Right of liability offset $ million	Net amount $ million
2024
Derivative financial assets	483	(184)	(139)	160
Derivative financial liabilities	(486)	184	139	(163)
2023
Derivative financial assets	729	(294)	(161)	274
Derivative financial liabilities	(556)	294	161	(101)

Schedule of contractual cash flows	Contractual cash flows

	Due within 1 year $ million	Due between 1 and 3 years $ million	Due between 3 and 5 years $ million	Due after 5 years $ million	Total $ million	Carrying amount at balance sheet date $ million
2024
Borrowings(1)	(2,902)	(4,991)	(4,259)	(9,812)	(21,964)	(21,501)
Interest on borrowings(1)(2)	(791)	(1,043)	(789)	(1,866)	(4,489)	(291)
Lease capital repayments	(95)	(148)	(95)	(266)	(604)	(604)
Lease future interest payments	(19)	(30)	(22)	(44)	(115)	—
Trade and other financial liabilities(3)	(5,316)	(280)	(217)	(5)	(5,818)	(5,619)
Non-derivative financial liabilities	(9,123)	(6,492)	(5,382)	(11,993)	(32,990)	(28,015)
Cross currency swaps (gross)
Receivable	128	549	1,249	3,666	5,592
Payable	(126)	(549)	(1,303)	(3,341)	(5,319)
Other derivative instruments (net)	(39)	(139)	(76)	(33)	(287)
Derivative instruments(2)	(37)	(139)	(130)	292	(14)	(23)
2023 (re-presented)
Borrowings(1)	(2,152)	(4,553)	(3,754)	(10,903)	(21,362)	(20,791)
Interest on borrowings(1)(2)	(681)	(945)	(784)	(1,894)	(4,304)	(274)
Lease capital repayments	(94)	(131)	(86)	(253)	(564)	(564)
Lease future interest payments	(23)	(35)	(25)	(48)	(131)	—
Trade and other financial liabilities(3)	(5,565)	(291)	(154)	(121)	(6,131)	(6,025)
Non-derivative financial liabilities	(8,515)	(5,955)	(4,803)	(13,219)	(32,492)	(27,654)
Cross currency swaps (gross)
Receivable	55	109	109	1,690	1,963
Payable	(35)	(70)	(70)	(1,172)	(1,347)
Other derivative instruments (net)	24	(111)	(99)	(68)	(254)
Derivative instruments(2)	44	(72)	(60)	450	362	168
(1) For the purposes of these tables, borrowings are defined as gross borrowings excluding lease liabilities and fair value of derivative instruments as disclosed in note
17.
(2) Carrying amount of interest on borrowings, interest on derivatives and interest on other payable is included within interest payable in note 15.
(3) Primarily consists of trade and other payables that meet the definition of financial liabilities under IAS 32.
Schedule of available undrawn committed bank facilities	The group had available undrawn committed bank facilities as follows:

	2024 $ million	2023 re-presented $ million
Expiring within one year	625	125
Expiring between one and two years	1,040	625
Expiring after two years	1,585	2,625
	3,250	3,375

Schedule of financial assets and liabilities measured at fair value	The group’s financial assets and liabilities measured at fair value are categorised as follows:

	2024 $ million	2023 re-presented $ million
Derivative assets	497	748
Derivative liabilities	(486)	(556)
Valuation techniques based on observable market input (Level 2)	11	192
Financial assets - other	333	249
Financial liabilities - other	(443)	(665)
Valuation techniques based on unobservable market input (Level 3)	(110)	(416)

Schedule of movements in level 3 measured on recurring basis	The movements in level 3 liability instruments, measured on a recurring basis, are as follows:

	Zacapa financial liability	Contingent consideration recognised on acquisition of businesses	Zacapa financial liability	Contingent consideration recognised on acquisition of businesses
	2024	2024	2023	2023
	$ million	$ million	re-presented $ million	re-presented $ million
At the beginning of the year	(274)	(391)	(261)	(449)
Net gains/(losses) included in the income statement	—	145	(10)	145
Net losses included in exchange in other comprehensive income	—	—	—	(4)
Net gains/(losses) included in retained earnings	73	—	(19)	—
Acquisitions	—	—	—	(92)
Settlement of liabilities	3	1	16	9
At the end of the year	(198)	(245)	(274)	(391)

Schedule of notional amounts, contractual maturities and rates of hedging instruments designated in hedging relationships by main risk categories	Further to the foreign currency borrowings in net investment hedge relationships disclosed in note 16 (a), the notional amounts, contractual maturities and rates of the hedging instruments designated in hedging relationships by the main risk categories are as follows:

	Notional amounts $ million	Maturity	Range of hedged rates(1)
2024
Net investment hedges
Derivatives in net investment hedges of foreign operations	3,198	September 2024 - April 2043	sterling 0.53 - 0.78 euro 0.91 - 0.93 Chinese yuan 6.93 - 7.29
Foreign currency borrowings in net investment hedges	8,109	September 2024 - June 2038	sterling 0.76 - 0.82 euro 0.89 - 0.94
Cash flow hedges
Derivatives in cash flow hedge (foreign currency debt)	2,747	September 2028 - June 2034	euro 0.89 - 0.90
Derivatives in cash flow hedge (foreign currency risk)	1,855	September 2024 - December 2025	sterling 0.78 - 0.94 euro 0.87 - 0.93 Mexican peso 17.73 - 20.57
Derivatives in cash flow hedge (commodity price risk)	207	July 2024 - September 2025	Feed Wheat: 177.50 - 206.00 USD/Bu Natural Gas: 0.86 - 1.40 USD/therm
Fair value hedges
Derivatives in fair value hedge (interest rate risk)	4,044	April 2025 - April 2030	EURIBOR 0.63 - 1.88% SOFR 1.38 - 3.09%
(1) In case of derivatives in cash flow hedges (commodity price risk and foreign currency risk), the range of the most significant contract’s hedged rates are presented.
The below re-presented disclosures of the fiscal 23 sterling reporting currency group and the quoted rates are applicable to the risk exposures observed by the group at the date of 30 June 2023. Accordingly, nominal amounts have been re-presented in US dollar, without adjustments to rates achieved on hedges of exposures observed at the time. The change in functional currency at 1 July 2023 has fundamentally changed the group foreign currency exposures. This exposure set change resulted in a realignment of the group's financial risk management hedge portfolio, but no change in overall risk management strategy.

	Notional amounts re-presented $ million	Maturity	Range of hedged rates(1)
2023 (re-presented)
Net investment hedges
Derivatives in net investment hedges of foreign operations	803	July 2023	US dollar 1.27
Foreign currency borrowings in net investment hedges	12,584	September 2023 - March 2032	euro 1.07 - 1.37
Cash flow hedges
Derivatives in cash flow hedge (foreign currency debt)	1,100	September 2036 - April 2043	US dollar 1.60 - 1.88
Derivatives in cash flow hedge (foreign currency risk)	2,185	September 2023 - December 2024	US dollar 1.05 - 1.33, Mexican peso 14.76 - 18.38
Derivatives in cash flow hedge (commodity price risk)	273	July 2023 - September 2024	Feed Wheat: 183.75 - 240.00 USD/Bu LME Aluminium: 2,248 - 3,399 USD/Mt
Fair value hedges
Derivatives in fair value hedge (interest rate risk)	5,038	September 2023 - April 2030	EURIBOR(0.01) - 1.88% SOFR 2.38 - 2.39% USDLIBOR 1.38 - 3.09%
(1) In case of derivatives in cash flow hedges (commodity price risk and foreign currency risk), the range of the most significant contract’s hedged rates are presented.

Schedule of effectiveness and impacts of hedging relationships	The following table sets out information regarding the effectiveness of hedging relationships designated by the group, as well as the impacts on the income statement and other comprehensive income:

	At the beginning of the year $ million	Consolidated income statement $ million	Consolidated statement of comprehensive income $ million	Other(2) $ million	At the end of the year $ million
2024
Net investment hedges(1)
Derivatives in net investment hedges of foreign operations	—	22	(66)	411	367
Foreign currency borrowings in net investment hedges	(12,584)	—	(82)	4,557	(8,109)
Cash flow hedges(1)
Derivatives in cash flow hedge (foreign currency debt)	438	(152)	94	(412)	(32)
Derivatives in cash flow hedge (foreign currency risk)	232	203	(205)	(203)	27
Derivatives in cash flow hedge (commodity price risk)	(32)	(9)	22	10	(9)
Fair value hedges(1)
Derivatives in fair value hedge (interest rate risk)	(476)	100	—	—	(376)
Fair value hedge hedged item	469	(101)	—	—	368
Instruments in fair value hedge relationship	(7)	(1)	—	—	(8)
2023 (re-presented)
Net investment hedges(1)
Derivatives in net investment hedges of foreign operations	(1)	—	1	—	—
Foreign currency borrowings in net investment hedges	(10,558)	—	499	(2,525)	(12,584)
Cash flow hedges(1)
Derivatives in cash flow hedge (foreign currency debt)	444	(65)	90	(31)	438
Derivatives in cash flow hedge (foreign currency risk)	(93)	(20)	325	20	232
Derivatives in cash flow hedge (commodity price risk)	60	39	(107)	(24)	(32)
Fair value hedges(1)
Derivatives in fair value hedge (interest rate risk)	(342)	(113)	(21)	—	(476)
Fair value hedge hedged item	335	115	19	—	469
Instruments in fair value hedge relationship	(7)	2	(2)	—	(7)
(1) There was no significant ineffectiveness on net investment, cash flow hedges and fair value hedges during the years ended 30 June 2024 and 2023, accordingly the fair value movement of the hedged items was materially similar and offsetting to the movement of the hedges.
(2)Other movements include cash flows on result of matured derivatives, notional of bonds designated in or de-designated from net investment hedge and reclassification of hedging instruments between hedge portfolios.

Schedule of financial assets and liabilities	The table below sets out the group’s accounting classification of each class of financial assets and liabilities:

	Fair value through income statement $ million	Assets and liabilities at amortised cost $ million	Not categorised as a financial instrument $ million	Total $ million	Current $ million	Non-current $ million
2024
Other investments and loans(1)	333	59	—	392	—	392
Trade and other receivables	—	2,971	554	3,525	3,487	38
Cash and cash equivalents	—	1,130	—	1,130	1,130	—
Derivatives in cash flow hedge (foreign currency risk)	62	—	—	62	58	4
Derivatives in cash flow hedge (commodity price risk)	5	—	—	5	5	—
Derivatives in net investment hedge	386	—	—	386	17	369
Other instruments	275	—	—	275	275	—
Total other financial assets	728	—	—	728	355	373
Total financial assets	1,061	4,160	554	5,775	4,972	803
Borrowings(2)	—	(21,501)	—	(21,501)	(2,885)	(18,616)
Trade and other payables	(245)	(5,373)	(1,040)	(6,658)	(6,354)	(304)
Derivatives in fair value hedge (interest rate risk)	(376)	—	—	(376)	(16)	(360)
Derivatives in cash flow hedge (foreign currency debt)	(32)	—	—	(32)	—	(32)
Derivatives in cash flow hedge (foreign currency risk)	(35)	—	—	(35)	(14)	(21)
Derivatives in cash flow hedge (commodity price risk)	(14)	—	—	(14)	(14)	—
Derivatives in net investment hedge	(19)	—	—	(19)	(1)	(18)
Other instruments	(208)	—	—	(208)	(208)	—
Leases	—	(604)	—	(604)	(95)	(509)
Total other financial liabilities	(684)	(604)	—	(1,288)	(348)	(940)
Total financial liabilities	(929)	(27,478)	(1,040)	(29,447)	(9,587)	(19,860)
Total net financial assets/(liabilities)	132	(23,318)	(486)	(23,672)	(4,615)	(19,057)
2023 (re-presented)
Other investments and loans(1)	249	38	2	289	—	289
Trade and other receivables	—	2,815	651	3,466	3,427	39
Cash and cash equivalents	—	1,813	—	1,813	1,813	—
Derivatives in cash flow hedge (foreign currency debt)	438	—	—	438	—	438
Derivatives in cash flow hedge (foreign currency risk)	243	—	—	243	186	57
Derivatives in cash flow hedge (commodity price risk)	2	—	—	2	2	—
Other instruments	249	—	—	249	249	—
Leases	—	2	—	2	—	2
Total other financial assets	932	2	—	934	437	497
Total financial assets	1,181	4,668	653	6,502	5,677	825
Borrowings(2)	—	(20,791)	—	(20,791)	(2,142)	(18,649)
Trade and other payables	(391)	(5,634)	(1,116)	(7,141)	(6,678)	(463)
Derivatives in fair value hedge (interest rate risk)	(476)	—	—	(476)	(8)	(468)
Derivatives in cash flow hedge (foreign currency risk)	(11)	—	—	(11)	(9)	(2)
Derivatives in cash flow hedge (commodity price risk)	(34)	—	—	(34)	(33)	(1)
Other instruments	(309)	—	—	(309)	(309)	—
Leases	—	(564)	—	(564)	(94)	(470)
Total other financial liabilities	(830)	(564)	—	(1,394)	(453)	(941)
Total financial liabilities	(1,221)	(26,989)	(1,116)	(29,326)	(9,273)	(20,053)
Total net financial liabilities	(40)	(22,321)	(463)	(22,824)	(3,596)	(19,228)
(1)Other investments and loans include those in respect of associates.
(2)Borrowings are defined as gross borrowings excluding lease liabilities and the fair value of derivative instruments.